UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.2%
	COMMUNICATIONS – 3.2%
250	Verizon Communications, Inc.	$12,363

	CONSUMER DISCRETIONARY – 13.9%
385	General Motors Co.	14,364
134	Home Depot, Inc.	15,377
162	Time Warner, Inc.	13,261
137	VF Corp.	10,503
		53,505
	CONSUMER STAPLES – 13.2%
174	CVS Health Corp.	18,074
70	Kraft Foods Group, Inc.	4,484
211	Mondelez International, Inc. - Class A	7,793
92	PepsiCo, Inc.	9,106
133	Procter & Gamble Co.	11,322
		50,779
	ENERGY – 9.3%
102	Chevron Corp.	10,881
133	Exxon Mobil Corp.	11,776
323	Kinder Morgan, Inc.	13,246
		35,903
	FINANCIALS – 12.5%
49	BlackRock, Inc.	18,200
143	CME Group, Inc.	13,718
266	JPMorgan Chase & Co.	16,300
		48,218
	HEALTH CARE – 10.5%
183	Cardinal Health, Inc.	16,102
114	Gilead Sciences, Inc.*	11,803
111	UnitedHealth Group, Inc.	12,613
		40,518
	INDUSTRIALS – 13.0%
126	Boeing Co.	19,007
174	Illinois Tool Works, Inc.	17,201
115	United Technologies Corp.	14,020
		50,228
	TECHNOLOGY – 19.6%
204	Apple, Inc.	26,206
143	Automatic Data Processing, Inc.	12,704
436	Intel Corp.	14,497
233	Microsoft Corp.	10,217

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
167	QUALCOMM, Inc.	$12,109
		75,733
	TOTAL COMMON STOCKS (Cost $292,903)	367,247

	SHORT-TERM INVESTMENTS – 13.5%
51,857	Fidelity Institutional Government Portfolio, 0.01%[1]	51,857

	TOTAL SHORT-TERM INVESTMENTS (Cost $51,857)	51,857

	TOTAL INVESTMENTS – 108.7% (Cost $344,760)	419,104
	Liabilities in Excess of other assets – (8.7)%	(33,720)
	TOTAL NET ASSETS – 100.0%	$385,384

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.6%
	CONSUMER DISCRETIONARY – 22.6%
78	Dunkin' Brands Group, Inc.	$3,655
35	Hanesbrands, Inc.	4,464
94	LKQ Corp.*	2,310
59	Marriott International, Inc. - Class A	4,903
41	Michael Kors Holdings Ltd.*1	2,764
24	O'Reilly Automotive, Inc.*	4,995
105	Penske Automotive Group, Inc.	5,180
131	Sally Beauty Holdings, Inc.*	4,391
39	Ulta Salon Cosmetics & Fragrance, Inc.*	5,489
		38,151
	CONSUMER STAPLES – 7.4%
54	Church & Dwight Co., Inc.	4,598
64	Hain Celestial Group, Inc.*	4,002
47	United Natural Foods, Inc.*	3,903
		12,503
	ENERGY – 2.5%
93	Gulfport Energy Corp.*	4,260

	FINANCIALS – 7.7%
25	Affiliated Managers Group, Inc.*	5,411
12	Alliance Data Systems Corp.*	3,342
83	PRA Group, Inc.*	4,157
		12,910
	HEALTH CARE – 19.4%
52	Acadia Healthcare Co., Inc.*	3,288
122	Akorn, Inc.*	6,565
58	Globus Medical, Inc. - Class A*	1,408
25	Hospira, Inc.*	2,188
39	Isis Pharmaceuticals, Inc.*	2,674
135	Keryx Biopharmaceuticals, Inc.*	1,642
54	Mallinckrodt PLC*1	6,303
14	Perrigo Co. PLC[1]	2,163
28	Sirona Dental Systems, Inc.*	2,543
32	Teleflex, Inc.	3,894
		32,668
	INDUSTRIALS – 22.5%
68	A.O. Smith Corp.	4,286
60	AMETEK, Inc.	3,188
59	Fortune Brands Home & Security, Inc.	2,733
34	Kansas City Southern	3,939
41	Middleby Corp.*	4,371
81	Robert Half International, Inc.	5,019
20	Roper Industries, Inc.	3,351
32	Snap-on, Inc.	4,711

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
49	Verisk Analytics, Inc. - Class A*	$3,519
24	Watsco, Inc.	2,814
		37,931
	TECHNOLOGY – 15.5%
76	Amphenol Corp. - Class A	4,291
47	Citrix Systems, Inc.*	2,993
87	FireEye, Inc.*	3,852
117	Fortinet, Inc.*	3,932
55	Gartner, Inc.*	4,571
71	MAXIMUS, Inc.	4,205
63	VeriFone Systems, Inc.*	2,217
		26,061
	TOTAL COMMON STOCKS (Cost $128,820)	164,484

	SHORT-TERM INVESTMENTS – 25.3%
42,657	Fidelity Institutional Government Portfolio, 0.01%[2]	42,657

	TOTAL SHORT-TERM INVESTMENTS (Cost $42,657)	42,657

	TOTAL INVESTMENTS – 122.9% (Cost $171,477)	207,141
	Liabilities in Excess of other assets – (22.9)%	(38,529)

	TOTAL NET ASSETS – 100.0%	$168,612

PLC –	Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

Note 1 – Organization
Oak Ridge Dividend Growth Fund (“Dividend Growth Fund”) and Oak Ridge Growth Opportunity Fund (“Growth Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Dividend Growth Fund’s primary investment objective is to seek long-term capital appreciation and provide current income. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Money Market Investments
The Growth Opportunity Fund invests a significant amount (25.3% as of February 28, 2015) in the Fidelity Institutional Government Portfolio Fund (“FIGXX”). FIGXX Invests in U.S. Government securities and repurchase agreements for those securities.

FIGXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per March 31, 2014 Annual report of Fidelity Institutional Government Portfolio Fund was 0.11%.

Note 3 – Federal Income Taxes
At February 28, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Dividend Growth Fund	Growth Opportunity Fund
Cost of investments	$344,760	$171,477

Gross unrealized appreciation	$76,556	$38,327
Gross unrealized depreciation	(2,212)	(2,663)
Net unrealized appreciation on investments	$74,344	$35,664

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Oak Ridge Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2015, in valuing the Funds’ assets carried at fair value:

Dividend Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$367,247	$-	$-	$367,247
Short-Term Investments	51,857	-	-	51,857
Total	$419,104	$-	$-	$419,104

Growth Opportunity Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$164,484	$-	$-	$164,484
Short-Term Investments	42,657	-	-	42,657
Total	$207,141	$-	$-	$207,141

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	04/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	04/28/15

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	04/28/15

* Print the name and title of each signing officer under his or her signature.